SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Assumptions used to estimate the fair value
Risk-free interest rate, minimum	4.21%	4.24%
Risk-free interest rate, maximum	4.50%	4.49%
Dividend yield	0.00%	0.00%
Expected volatility range, minimum	76.00%	76.40%
Expected volatility range, maximum	78.60%	77.10%
Exercise multiple, minimum	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years